PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Deposits of share repurchase	$—	$21,455
Advances to suppliers	1,103	14,042
Receivables related to online gaming and social commerce business	4,451	7,100
Interest income receivable	—	6,290
Prepaid expenses	548	5,402
Other current assets	800	3,479
Rental deposits	372	1,621

Total	$7,274	$59,389

In September 2011, the directors of Company approved the share repurchase plan of its outstanding American Depositary Shares (“ADSs”) from the open market within one year time period.  The deposit of share repurchase was fully settled in March 2012 as set out in Note 15. The Company made the deposits of share repurchases of $21,455 to Morgan Stanley (“MS”).

Receivables related to online gaming and social commerce business  represent amounts paid online by end users but held by a third party electronic payment service provider, which were in transition to the Group’s bank accounts as of December 31, 2010 and 2011.  The amount was received by the Group a few days after December 31 2010 and 2011, respectively.

Interest income receivable of $6,290 as of December 31, 2011 was mainly related to the increased term deposits with financial institutions during the year.

Advances to suppliers mainly comprise prepayments for purchasing property and equipment $28 and $2,809 as of December 31, 2010 and 2011, respectively.  Advances to suppliers were non-interest bearing and short-term in nature.